Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares	4,500	21,500
Options Exercised, Shares	450	7,500
Options Forfeited, Shares	4,050	9,500
Balance, End of Period, Shares	0	4,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price	$ 22.91	$ 23.57
Options Exercised, Weighted Avg. Exercise Price	22.91	23.49
Options Forfeited, Weighted Avg. Exercise Price	22.91	23.95
Balance, End of Period, Weighted Avg. Exercise Price	$ 0.00	$ 22.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options Exercisable, Shares	0	4,500
Options Exercisable, Weighted Avg. Exercise Price	$ 0.00	$ 22.91
Weighted-Average Remaining Life of Exercisable Options		5 months
Options Available for Grant	0	50,000